Loss Per Share Or Ads (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]	159,357	116,743	37,458
Amounts used in the computation of basic and diluted loss per		$ (8,918)	$ (6,244)	$ (1,993)
ADSs [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1]	139,924	116,743	37,458
Amounts used in the computation of basic and diluted loss per		$ (8,523)	$ (6,244)	$ (1,993)
Ordinary shares [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	[1],[2]	19,433
Amounts used in the computation of basic and diluted loss per		$ (395)

[1]	In order to calculate the weighted number of ADSs, the weighted number of shares was divided by 40 (refer to Note 17a).
[2]	Due to the effect of the Convertible Debentures.